Segment Information	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has four reportable segments, including auto eInsurance business, technology service and auto service business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the nine months ended September 30, 2025
	Auto einsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$149,243	$36,549	$152,292	$-	$338,084
Operating cost and expenses
Integrated service cost	-	(19,960)	(134,326)	-	(154,286)
Promotional service and selling expenses	(147,332)	(8,940)	(4,704)	-	(160,976)
General and administrative expenses	(3,462)	(847)	(11,022)	(2,347)	(17,678)
Research and development expenses	(707)	(1,210)	(1,520)	-	(3,437)
Total operating costs and expenses	(151,501)	(30,957)	(151,572)	(2,347)	(336,377)
Total other income (expenses), net (1)	(36)	(157)	(1,584)	(3,216)	(4,993)
Segment (loss) income before tax	$(2,294)	$5,435	$(864)	$(5,563)	$(3,286)

	For the nine months ended September 30, 2024
	Auto einsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$119,108	$34,046	$159,555	$-	$312,709
Operating cost and expenses
Integrated service cost	-	(20,964)	(137,879)	-	(158,843)
Promotional service and selling expenses	(118,789)	(12,044)	(3,695)	-	(134,528)
General and administrative expenses	(3,468)	(1,635)	(6,475)	(32,501)	(44,079)
Research and development expenses	(44)	(1,037)	(1,524)	(31,020)	(33,625)
Total operating costs and expenses	(122,301)	(35,680)	(149,573)	(63,521)	(371,075)
Total other expenses, net(1)	(281)	(217)	(1,322)	(456)	$(2,276)
Segment income (loss) before tax	$(3,474)	$(1,851)	$8,660	$(63,977)	$(60,642)

(1)	Included net of financial expenses, investment income and others.

The total assets by segments as of December 31, 2024 and as of September 30, 2025 were as follows:

	As of December 31,	As of September 30,
	2024	2025
Segment assets
Auto eInsurance service	$56,769	$69,203
Technology service	39,391	31,716
Auto service	148,630	170,589
Others	1,938	2,468
Total segment assets	$246,728	$273,976